Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Deferred Revenue
Deferred revenue, beginning	$ 1,727	$ 2,485
Drawdown	2,500	1,000
Accretion of deferred revenue	474	454
Transaction costs expensed		15
Revenue recognized	(3,048)	(2,227)
Deferred revenue, ending	$ 1,653	$ 1,727